Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 439,135	$ 396,146
Trade and other receivables	141,199	105,994
Inventories	143,105	138,820
Prepaid expenses and other current assets	16,717	12,737
Other financial assets	3,073	2,049
Taxes receivable	12,446	7,289
Total Current assets	755,675	663,035
Receivables	18,568	19,264
Inventories	22,006	19,455
Other financial assets	15,669	11,287
Intangibles and other assets	21,173	10,411
Property, plant and equipment	3,731,655	3,662,559
Deferred tax assets	101,899	75,046
Total Assets	4,666,645	4,461,057
Current liabilities
Trade and other payables	233,147	192,404
Taxes payable	2,701	2,146
Other liabilities	51,971	49,411
Other financial liabilities	24,713	28,076
Lease liabilities	33,473	32,781
Deferred revenue	102,782	86,933
Total Current liabilities	448,787	391,751
Other financial liabilities	194,378	39,784
Lease liabilities	30,041	49,166
Long-term debt	1,135,675	985,255
Deferred revenue	443,902	476,823
Provisions	331,799	280,850
Pension obligations	23,316	29,599
Other employee benefits	129,508	116,778
Deferred tax liabilities	229,433	242,928
Total liabilities	2,966,839	2,612,934
Equity
Share capital	1,777,340	1,777,340
Reserves	(24,200)	(24,250)
Retained earnings	(53,334)	95,033
Total equity	1,699,806	1,848,123
Total liabilities and equity	$ 4,666,645	$ 4,461,057